Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Related Party Transactions
11.	RELATED PARTY TRANSACTIONS

The Company pays a $0.8 million monthly management fee to investment funds associated with or managed by the Sponsors. For each of the 13-week periods ended March 30, 2013 and March 31, 2012, the Company recorded management fees and related expenses of $3 million, reported as distribution, selling and administrative costs in the consolidated statements of comprehensive loss. Affiliates of KKR, one of the Company’s Sponsors, received transaction fees of $1 million for services relating to the 2013 debt refinancing transaction.

As discussed in Note 9 — Debt, entities affiliated with the Sponsors hold various positions in some of our debt facilities and participated in our 2013 debt refinancing transaction. Entities affiliated with KKR, one of the Company’s Sponsors, were initial purchasers of $6 million in aggregate principal of Senior Notes sold in January 2013. At March 30, 2013, entities affiliated with KKR held $372 million in principal of the Company’s debt facilities.

14.	RELATED-PARTY TRANSACTIONS

The Company pays a monthly management fee of $0.8 million to investment funds associated with or designated by the Sponsors. For the fiscal years ended December 29, 2012, December 31, 2011 and January 1, 2011, the Company recorded $10 million, $10 million and $11 million in management fees and related expenses, respectively, reported as distribution, selling and administrative costs in the consolidated statements of comprehensive loss. Affiliates of one of our Sponsors received transaction fees of $3 million for services relating to the 2012 debt refinancing transactions. During the fiscal year ended January 1, 2011, USF Holding Corp. and the Company paid an affiliate of one of the Sponsors $1 million for financial advisory and management services.

As discussed in Note 11 — Debt, entities affiliated with the Sponsors hold various positions in some of our debt facilities and participated in our 2012 refinancing transactions. At December 29, 2012, entities affiliated with the Sponsors held $736 million in principal of the Company’s debt facilities. In January 2013, $355 million in principal of outstanding Senior Subordinated Notes held by an entity affiliated with one of the Sponsors was redeemed through the issuance of additional Senior Notes. See Note 23 — Subsequent Events for additional information.